Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Inventory Write-down	$ 226	$ 342
Depreciation	370	465
Foreign Currency Transaction Gain (Loss), before Tax	(16)	(33)
Provision for Doubtful Accounts	$ 0	$ 0
Thermal Products and Mechanical Products [Member]
Equipment Leased To Customers Initial Term	0 years
Minimum [Member]
Property, Plant and Equipment, Useful Life	1 year
Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years